Commitments and contingencies - Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content (Details) - EUR (€)
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 3,279,000,000	€ 3,576,000,000	€ 1,040,000,000
Not Later Than One Year
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	788,000,000	317,000,000	657,000,000
Later Than One Year But Not More Than 5 Years
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 2,491,000,000	€ 3,259,000,000	€ 383,000,000